Intellectual property (Tables)	12 Months Ended
Dec. 31, 2023
Intellectual property
Acquisition Of Sfd Geothermal Right
	December 31, 2023
	Cost	Accumulated	Net book
	Base	amortization	Value
SFD® Hydrocarbon Right acquired	$25,271,000	$14,039,868	$11,231,132
SFD® Geothermal Right acquired	275,610	36,747	238,863
	25,546,610	14,076,615	11,469,995

	December 31, 2022
	Cost	Accumulated	Net book
	Base	amortization	Value
SFD® Hydrocarbon Right acquired	$25,271,000	$12,355,134	$12,915,866
SFD® Geothermal Right acquired	275,610	22,967	252,643
	25,546,610	12,378,101	13,168,509

Schedule of Reconciliation of Intellectual Property
	SFD® Hydrocarbon Right	SFD® Geothermal Right	Total
Net book value at December 31, 2021	$14,600,600	$266,423	$14,867,023
Amortization	(1,684,734)	(13,780)	(1,698,514)
Net book value at December 31, 2022	12,915,866	252,643	13,168,509
Amortization	(1,684,734)	(13,780)	(1,698,514)
Net book value at December 31, 2023	11,231,132	238,863	11,469,995